Note 3 - Short-term Financial Instruments - Financial Assets (Details) - USD ($) $ in Millions	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Financial assets:
Cash and cash equivalents	$ 19.6	$ 17.7	$ 45.9	$ 49.7	$ 44.7
Short-term investments	14.5	20.9		19.3
Accounts receivable, net of allowance	0.1	0.6		0.7
Total current financial assets		39.2		69.7
Financial liabilities:
Accounts payable and current accrued liabilities		4.3		7.5
Short-term note payable	$ 0.2	0.2		0.4
Total current financial liabilities		4.5		7.9
Net financial assets		$ 34.7		$ 61.8